FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Jun. 30, 2019
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
21.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of the Company’s financial instruments not measured at fair value on a recurring basis are as follows:

	June 30, 2019
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$4,379	$4,379	$4,379	$—	$—
Certificates of deposit	1,843	1,843	1,843	—	—
Investment securities – held to maturity	3,995	4,080	—	4,080	—
Mortgage-backed securities – held to maturity:
Agency	107,448	107,832	—	107,832	—
Private-label	883	876	—	—	876
Net loans receivable	90,588	92,062	—	—	92,062
Accrued interest receivable	1,219	1,219	1,219	—	—
FHLB stock	7,010	7,010	7,010	—	—
Bank owned life insurance	4,789	4,789	4,789	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest earning checking	$19,770	$19,770	$19,770	$—	$—
Interest-earning checking	23,541	23,541	23,541	—	—
Savings accounts	43,740	43,740	43,740	—	—
Money market accounts	19,958	19,958	19,958	—	—
Certificates of deposit	37,361	37,359	—	—	37,359
Advance payments by borrowers for taxes and insurance	2,065	2,065	2,065	—	—
FHLB advances – fixed rate	15,000	14,323	—	—	14,323
FHLB advances – variable rate	85,000	85,000	85,000	—	—
FHLB short-term advances	70,828	70,828	70,828	—	—
Accrued interest payable	823	823	823	—	—

	June 30, 2018
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$2,441	$2,441	$2,441	$—	$—
Certificates of deposit	350	350	350	—	—
Investment securities – held to maturity	6,181	6,125	—	6,125	—
Mortgage-backed securities – held to maturity:
Agency	114,899	115,733	—	115,733	—
Private-label	958	1,111	—	—	1,111
Net loans receivable	84,675	84,319	—	—	84,319
Accrued interest receivable	1,225	1,225	1,225	—	—
FHLB stock	7,161	7,161	7,161	—	—
Bank owned life insurance	4,668	4,668	4,668	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest earning checking	$18,436	$18,436	$18,436	$—	$—
Interest-earning checking	24,459	24,459	24,459	—	—
Savings accounts	44,727	44,727	44,727	—	—
Money market accounts	21,087	21,087	21,087	—	—
Certificates of deposit	34,376	34,053	—	—	34,053
Advance payments by borrowers for taxes and insurance	1,938	1,938	1,938	—	—
FHLB short-term advances	171,403	171,403	171,403	—	—
Accrued interest payable	380	380	380	—	—

All financial instruments included in the above tables, with the exception of net loans receivable, certificates of deposit liabilities, and FHLB advances – fixed rate, are carried at cost, which approximates the fair value of the instruments.